CONSOLIDATED STATEMENT OF CASH FLOWS $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Cash flows from operating activities:
Net loss	$ (831,479)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization (including impairments)	1,700,306
Impairment of assets included in restructuring charges	2,445
Equity in net loss of affiliates	1,132
Gain on sale of affiliate interests	(206)
Gain on investments, net	(141,896)
Loss on derivative contracts, net	53,696
Loss on extinguishment of debt and write-off of deferred financing costs	127,649
Amortization of deferred financing costs and discounts (premiums) on indebtedness	27,799
Share-based compensation expense	14,368
Amortization of actuarial losses, net of settlement gains, related to pension and postretirement plans	3,298
Deferred income taxes	(263,989)
Provision for doubtful accounts	53,249
Excess tax benefit on share-based awards	(31)
Change in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable, trade	(58,760)
Prepaid expenses and other assets	65,808
Amounts due from and due to affiliates	41,351
Accounts payable	(11,814)
Accrued liabilities	312,871
Deferred revenue	9,835
Liabilities related to interest rate swap contracts	78,823
Net cash provided by operating activities	1,184,455
Cash flows from investing activities:
Payment for Cablevision Acquisition, net of cash acquired of $969,549	(8,988,774)
Capital expenditures	(625,541)
Proceeds related to sale of equipment, including costs of disposal	5,885
Proceeds from sale of affiliate interests	13,825
Increase in other investments	(4,608)
Additions to other intangible assets	(106)
Net cash used in investing activities	(9,599,319)
Cash flows from financing activities:
Proceeds from credit facility debt	5,510,256
Repayment of credit facility debt	(9,133,543)
Proceeds from issuance of notes payable to affiliates and related parties	1,750,000
Proceeds from issuance of senior notes	1,310,000
Proceeds from collateralized indebtedness	179,388
Repayment of collateralized indebtedness and related derivative contracts	(143,102)
Distributions to stockholders	(365,559)
Principal payments on capital lease obligations	(18,837)
Contributions from stockholders	1,246,499
Additions to deferred financing costs	(203,712)
Excess tax benefit on share-based awards	31
Net cash provided by (used in) financing activities	131,421
Net increase (decrease) in cash and cash equivalents	(8,283,443)
Cash, cash equivalents and restricted cash at beginning of year	8,786,536
Cash, cash equivalents and restricted cash at end of period	$ 503,093